PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$192,898	$187,405
Internal use software	145,914	105,297
Office furniture and equipment	10,417	9,943
Leasehold improvements	56,976	55,599
	406,205	358,244
Accumulated depreciation:
Computers and peripheral equipment	147,618	136,748
Internal use software	75,743	41,622
Office furniture and equipment	6,733	5,418
Leasehold improvements	38,326	32,809
	268,420	216,597
Depreciated cost	$137,785	$141,647